Fair Value of Financial Assets and Liabilities - Schedule of Assets and Liabilities Measured at Fair Value on a Recurring Basis (Detail) - CLP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Fair Value [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets		$ 6,937,549
Financial liabilities		2,938,034
Fair Value [Member] | Derivative Financial Instruments Liabilities [member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities		2,938,034
Financial instruments at fair value through profit and loss [member] | Fair Value [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets		183,702
Financial instruments at FVTOCI [member] | Fair Value [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets		3,598,890
Financial derivative contracts [member] | Fair Value [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets		3,154,957
IFRS9 [member] | Fair Value [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets	$ 8,536,412
Financial liabilities	3,673,591
IFRS9 [member] | Fair Value [Member] | Derivative Financial Instruments Liabilities [member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities	3,673,591
IFRS9 [member] | Financial instruments at fair value through profit and loss [member] | Fair Value [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets	582,710
IFRS9 [member] | Financial instruments at FVTOCI [member] | Fair Value [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets	3,970,899
IFRS9 [member] | Financial derivative contracts [member] | Fair Value [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets	3,982,803
Recurring Fair Value Measurement [Member] | IFRS9 [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	8,536,412	6,937,549
Financial liabilities	3,673,591	2,938,034
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Derivative Financial Instruments Liabilities [member] | Forward Contract [Member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities	433,863	504,275
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Derivative Financial Instruments Liabilities [member] | Swap contract [member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities	3,238,371	2,431,436
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Derivative Financial Instruments Liabilities [member] | Call options [member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities	271	1,758
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Derivative Financial Instruments Liabilities [member] | Put options [member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities	1,086	565
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Fair Value [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets	8,536,412	6,937,549
Financial liabilities	3,673,591	2,938,034
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Fair Value [Member] | Derivative Financial Instruments Liabilities [member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities	3,673,591	2,938,034
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Fair Value [Member] | Derivative Financial Instruments Liabilities [member] | Forward Contract [Member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities	433,863	504,275
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Fair Value [Member] | Derivative Financial Instruments Liabilities [member] | Swap contract [member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities	3,238,371	2,431,436
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Fair Value [Member] | Derivative Financial Instruments Liabilities [member] | Call options [member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities	271	1,758
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Fair Value [Member] | Derivative Financial Instruments Liabilities [member] | Put options [member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities	1,086	565
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Level 1 [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets	4,183,954	3,186,616
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Level 2 [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets	4,325,193	3,723,501
Financial liabilities	3,672,751	2,936,915
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Level 2 [Member] | Derivative Financial Instruments Liabilities [member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities	3,672,751	2,936,915
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Level 2 [Member] | Derivative Financial Instruments Liabilities [member] | Forward Contract [Member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities	433,747	504,094
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Level 2 [Member] | Derivative Financial Instruments Liabilities [member] | Swap contract [member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities	3,237,647	2,430,498
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Level 2 [Member] | Derivative Financial Instruments Liabilities [member] | Call options [member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities	271	1,758
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Level 2 [Member] | Derivative Financial Instruments Liabilities [member] | Put options [member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities	1,086	565
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Level 3 [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets	27,265	27,432
Financial liabilities	840	1,119
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Level 3 [Member] | Derivative Financial Instruments Liabilities [member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities	840	1,119
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Level 3 [Member] | Derivative Financial Instruments Liabilities [member] | Forward Contract [Member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities	116	181
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Level 3 [Member] | Derivative Financial Instruments Liabilities [member] | Swap contract [member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities	724	938
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Financial instruments at fair value through profit and loss [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	582,710	183,702
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Financial instruments at fair value through profit and loss [member] | Fair Value [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets	582,710	183,702
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Financial instruments at fair value through profit and loss [member] | Fair Value [Member] | Chilean Central Bank Securities [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	108,042	80,898
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Financial instruments at fair value through profit and loss [member] | Fair Value [Member] | Other securities issued locally [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	271	23,123
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Financial instruments at fair value through profit and loss [member] | Fair Value [Member] | Foreign government and central bank instruments [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	432,178	67,088
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Financial instruments at fair value through profit and loss [member] | Fair Value [Member] | Other securities issued abroad [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	4,861	4,390
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Financial instruments at fair value through profit and loss [member] | Fair Value [Member] | Investments in mutual funds [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	35,017	5,903
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Financial instruments at fair value through profit and loss [member] | Fair Value [Member] | Other investments at fair value through profit or loss [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	2,341	2,300
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Financial instruments at fair value through profit and loss [member] | Level 1 [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets	575,237	177,009
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Financial instruments at fair value through profit and loss [member] | Level 1 [Member] | Chilean Central Bank Securities [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	108,042	80,898
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Financial instruments at fair value through profit and loss [member] | Level 1 [Member] | Other securities issued locally [member]
Disclosure of fair value measurement of assets [line items]
Financial assets		23,120
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Financial instruments at fair value through profit and loss [member] | Level 1 [Member] | Foreign government and central bank instruments [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	432,178	67,088
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Financial instruments at fair value through profit and loss [member] | Level 1 [Member] | Investments in mutual funds [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	35,017	5,903
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Financial instruments at fair value through profit and loss [member] | Level 2 [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets	7,473	6,693
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Financial instruments at fair value through profit and loss [member] | Level 2 [Member] | Other securities issued locally [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	271	3
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Financial instruments at fair value through profit and loss [member] | Level 2 [Member] | Other securities issued abroad [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	4,861	4,390
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Financial instruments at fair value through profit and loss [member] | Level 2 [Member] | Other investments at fair value through profit or loss [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	2,341	2,300
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Financial instruments at FVTOCI [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	3,970,899	3,598,890
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Financial instruments at FVTOCI [member] | Fair Value [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets	3,970,899	3,598,890
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Financial instruments at FVTOCI [member] | Fair Value [Member] | Chilean Central Bank Securities [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	3,056,179	2,174,278
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Financial instruments at FVTOCI [member] | Fair Value [Member] | Other securities issued locally [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	296,665	536,576
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Financial instruments at FVTOCI [member] | Fair Value [Member] | Foreign government and central bank instruments [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	217,185	165,927
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Financial instruments at FVTOCI [member] | Fair Value [Member] | Other securities issued abroad [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	394,691	716,423
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Financial instruments at FVTOCI [member] | Fair Value [Member] | Other investments at fair value through other comprehensive income [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	6,179	5,686
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Financial instruments at FVTOCI [member] | Level 1 [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets	3,608,717	3,009,607
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Financial instruments at FVTOCI [member] | Level 1 [Member] | Chilean Central Bank Securities [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	3,056,179	2,174,278
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Financial instruments at FVTOCI [member] | Level 1 [Member] | Foreign government and central bank instruments [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	217,185	165,927
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Financial instruments at FVTOCI [member] | Level 1 [Member] | Other securities issued abroad [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	335,353	669,402
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Financial instruments at FVTOCI [member] | Level 2 [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets	362,182	589,283
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Financial instruments at FVTOCI [member] | Level 2 [Member] | Other securities issued locally [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	296,665	536,576
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Financial instruments at FVTOCI [member] | Level 2 [Member] | Other securities issued abroad [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	59,338	47,021
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Financial instruments at FVTOCI [member] | Level 2 [Member] | Other investments at fair value through other comprehensive income [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	6,179	5,686
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Financial derivative contracts [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	3,982,803	3,154,957
Financial liabilities	3,673,591	2,938,034
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Financial derivative contracts [member] | Fair Value [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets	3,982,803	3,154,957
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Financial derivative contracts [member] | Fair Value [Member] | Forward Contract [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets	472,208	454,299
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Financial derivative contracts [member] | Fair Value [Member] | Swap contract [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	3,509,315	2,696,636
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Financial derivative contracts [member] | Fair Value [Member] | Call options [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	195	3,805
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Financial derivative contracts [member] | Fair Value [Member] | Put options [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	1,085	217
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Financial derivative contracts [member] | Level 2 [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets	3,955,538	3,127,525
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Financial derivative contracts [member] | Level 2 [Member] | Forward Contract [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets	468,632	449,239
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Financial derivative contracts [member] | Level 2 [Member] | Swap contract [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	3,485,626	2,674,264
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Financial derivative contracts [member] | Level 2 [Member] | Call options [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	195	3,805
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Financial derivative contracts [member] | Level 2 [Member] | Put options [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	1,085	217
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Financial derivative contracts [member] | Level 3 [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets	27,265	27,432
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Financial derivative contracts [member] | Level 3 [Member] | Forward Contract [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets	3,576	5,060
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Financial derivative contracts [member] | Level 3 [Member] | Swap contract [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	23,689	22,372
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Derivative financial instruments | Forward Contract [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets	472,208	454,300
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Derivative financial instruments | Swap contract [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	3,509,315	2,696,635
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Derivative financial instruments | Call options [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	195	3,805
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Derivative financial instruments | Put options [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	1,085	217
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Trading Portfolio Financial Assets [member] | Chilean Central Bank Securities [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	108,042	80,898
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Trading Portfolio Financial Assets [member] | Foreign government and central bank instruments [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	432,178	67,088
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Trading Portfolio Financial Assets [member] | Other securities issued abroad [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	4,861	4,390
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Trading Portfolio Financial Assets [member] | Investments in mutual funds [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	35,017	5,903
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Trading Portfolio Financial Assets [member] | Other investments at fair value through profit or loss [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	2,341	2,300
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Financial Investments Available-for-Sale [member] | Foreign government and central bank instruments [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	217,185	165,927
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Financial Investments Available-for-Sale [member] | Other securities issued abroad [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	394,691	716,423
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Financial Investments Available-for-Sale [member] | Other investments at fair value through other comprehensive income [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	$ 6,179	$ 5,686